NOTE 8. RELATED PARTY TRANSACTION (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 8. RELATED PARTY TRANSACTION

NOTE 8 – RELATED PARTY TRANSACTION

As of September 30, 2013 and December 31, 2012, the sole member advanced the Company $12,899 and $4,149 to fund Company operations. The loan is non-interest bearing, unsecured and due on demand. The outstanding balance owed to the member on September 30, 2013 and December 31, 2012 was $22,150 and $7,431, respectively